American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2021
unaudited
Bonds, notes & other debt instruments 97.20% Corporate bonds, notes & loans 93.18% Financials 20.13%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$1,205	$1,237
ACE INA Holdings, Inc. 3.35% 2026	675	743
Allstate Corp. 0.75% 2025	440	437
Allstate Corp. 1.45% 2030	2,000	1,933
Allstate Corp. 3.85% 2049	1,000	1,213
American International Group, Inc. 2.50% 2025	1,500	1,578
American International Group, Inc. 3.90% 2026	300	334
American International Group, Inc. 3.40% 2030	2,360	2,598
American International Group, Inc. 4.80% 2045	100	129
American International Group, Inc. 4.375% 2050	2,140	2,687
AON Corp. 2.20% 2022	2,126	2,173
Arthur J. Gallagher & Co. 3.50% 2051	1,013	1,099
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	869	881
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	11,819	11,584
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	5,255	5,152
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	11,535	11,611
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	14,564	15,107
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	11,111	11,555
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	2,465
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[1]	854	922
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[1]	3,586	3,628
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[1]	265	295
Bank of Montreal 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,025	1,134
Bank of New Zealand 1.00% 2026[2]	1,925	1,917
Bank of Nova Scotia 1.35% 2026	3,291	3,317
Berkshire Hathaway Finance Corp. 4.20% 2048	813	1,013
Berkshire Hathaway Finance Corp. 4.25% 2049	300	378
Berkshire Hathaway, Inc. 3.125% 2026	350	383
Berkshire Hathaway, Inc. 4.50% 2043	125	161
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	10,325	10,716
Chubb INA Holdings, Inc. 1.375% 2030	1,250	1,200
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	3,292	3,303
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	4,000	4,133
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	7,020	7,224
Commonwealth Bank of Australia 2.688% 2031[2]	2,425	2,453
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	1,375	1,475
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1]	1,000	1,072
Commonwealth Bank of Australia 3.305% 2041[2]	2,900	3,010
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,264
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	350	358
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,575	2,551
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	669
Credit Suisse Group AG 3.80% 2023	425	448
Credit Suisse Group AG 2.95% 2025	1,275	1,362
American Funds Corporate Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	$12,918	$14,649
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	3,975	4,148
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	7,694	7,864
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	5,436	5,887
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	950	981
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,962
Five Corners Funding Trust II 2.85% 2030[2]	1,000	1,064
GE Capital Funding, LLC 3.45% 2025	250	271
GE Capital Funding, LLC 4.05% 2027	250	283
GE Capital Funding, LLC 4.40% 2030	688	807
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	1,525	1,517
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	3,796	3,768
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.295% 2026[3]	500	512
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	3,903	3,923
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,176
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	2,049	2,009
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	5,817	5,883
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	18,609	19,215
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,236	3,272
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	5,391	5,703
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,525	9,582
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,450	1,432
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	4,032	4,068
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	3,095	3,473
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	610	637
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	5,000	5,166
Intercontinental Exchange, Inc. 3.00% 2060	2,810	2,800
Intesa Sanpaolo SpA 3.875% 2028[2]	657	711
Intesa Sanpaolo SpA 4.00% 2029[2]	400	442
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[1]	1,225	1,222
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,908	3,027
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	1,935	1,919
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	12,926	12,769
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	5,277	5,329
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	3,609	3,726
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,807	1,893
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	2,095	2,282
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	3,710	4,019
Lloyds Banking Group PLC 3.75% 2027	213	236
Lloyds Banking Group PLC 4.375% 2028	590	680
Lloyds Banking Group PLC 4.55% 2028	830	969
Marsh & McLennan Companies, Inc. 4.375% 2029	480	565
Marsh & McLennan Companies, Inc. 2.25% 2030	500	512
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,173
MetLife, Inc. 4.55% 2030	2,670	3,221
MetLife, Inc. 4.60% 2046	100	132
Metropolitan Life Global Funding I 3.45% 2021[2]	150	151
Metropolitan Life Global Funding I 2.40% 2022[2]	480	488
Metropolitan Life Global Funding I 1.95% 2023[2]	1,700	1,738
Metropolitan Life Global Funding I 0.40% 2024[2]	5,362	5,347
Metropolitan Life Global Funding I 3.60% 2024[2]	400	430
Metropolitan Life Global Funding I 0.95% 2025[2]	5,728	5,741
American Funds Corporate Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.45% 2026[2]	$150	$167
Metropolitan Life Global Funding I 3.00% 2027[2]	700	762
Metropolitan Life Global Funding I 3.05% 2029[2]	250	274
Metropolitan Life Global Funding I 1.55% 2031[2]	1,000	969
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,385
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	5,000	5,004
Morgan Stanley 3.70% 2024	1,260	1,373
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	17,779	17,570
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	3,000	3,119
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	3,980	3,998
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	11,548	11,662
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	4,620	4,469
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	13,726	13,768
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	667	716
National Australia Bank, Ltd. 2.332% 2030[2]	1,100	1,078
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	452
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	552
New York Life Global Funding 1.70% 2021[2]	900	900
New York Life Global Funding 2.30% 2022[2]	1,150	1,169
New York Life Global Funding 0.95% 2025[2]	6,592	6,612
New York Life Global Funding 3.00% 2028[2]	100	109
New York Life Global Funding 1.20% 2030[2]	4,785	4,563
New York Life Global Funding 1.85% 2031[2]	250	249
Northwestern Mutual Global Funding 0.80% 2026[2]	5,583	5,527
Nuveen, LLC 4.00% 2028[2]	220	253
PRICOA Global Funding I 3.45% 2023[2]	175	186
Progressive Corp. 3.20% 2030	710	785
Prudential Financial, Inc. 3.905% 2047	350	416
Prudential Financial, Inc. 4.35% 2050	250	320
Prudential Financial, Inc. 3.70% 2051	1,225	1,430
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	589
Royal Bank of Canada 1.20% 2026	3,350	3,358
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	800	854
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	600	693
Travelers Companies, Inc. 4.00% 2047	105	129
Travelers Companies, Inc. 4.05% 2048	100	125
Travelers Companies, Inc. 4.10% 2049	380	484
Travelers Companies, Inc. 2.55% 2050	603	588
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,595
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	4,336	4,356
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	15,000	15,679
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	1,351	1,464
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,058	3,177
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,128	2,352
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	1,225	1,216
Willis North America, Inc. 2.95% 2029	913	970
Willis North America, Inc. 3.875% 2049	500	566
		432,708
American Funds Corporate Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 17.06%	Principal amount (000)	Value (000)
AEP Texas, Inc. 3.45% 2051	$3,300	$3,502
AEP Transmission Co. LLC 3.80% 2049	200	235
AEP Transmission Co. LLC 3.65% 2050	275	317
Ameren Corp. 1.75% 2028	3,075	3,064
American Electric Power Company, Inc. 1.00% 2025	1,100	1,095
Atlantic City Electric Co. 2.30% 2031	2,950	3,059
Avangrid, Inc. 3.20% 2025	1,950	2,089
CenterPoint Energy, Inc. 2.65% 2031	1,850	1,923
CenterPoint Energy, Inc. 2.90% 2050	375	390
Cleveland Electric Illuminating Co. 4.55% 2030[2]	2,500	2,959
Cleveland Electric Illuminating Co. 5.95% 2036	250	336
CMS Energy Corp. 3.45% 2027	750	833
Connecticut Light and Power Co. 0.75% 2025	5,675	5,647
Connecticut Light and Power Co. 3.20% 2027	1,125	1,242
Connecticut Light and Power Co. 2.05% 2031	2,575	2,612
Consolidated Edison Company of New York, Inc. 2.40% 2031	7,475	7,674
Consolidated Edison Company of New York, Inc. 3.60% 2061	270	292
Consumers Energy Co. 3.10% 2050	1,305	1,398
Consumers Energy Co. 2.65% 2052	3,010	2,956
Dominion Energy, Inc. 2.25% 2031	10,850	10,965
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,000	1,061
Duke Energy Carolinas, LLC 2.55% 2031	1,460	1,533
Duke Energy Corp. 0.90% 2025	1,050	1,044
Duke Energy Ohio, Inc. 2.125% 2030	900	913
Duke Energy Progress, Inc. 2.90% 2051	975	987
Duke Energy Progress, LLC 2.50% 2050	646	608
Edison International 3.55% 2024	1,821	1,938
Edison International 5.75% 2027	3,034	3,470
Edison International 4.125% 2028	12,913	13,831
Emera US Finance LP 2.639% 2031[2]	7,975	8,126
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,167	1,387
Entergy Corp. 1.60% 2030	1,300	1,267
Entergy Corp. 2.40% 2031	5,825	5,868
Entergy Louisiana, LLC 2.90% 2051	850	859
Entergy Texas, Inc. 1.75% 2031	4,050	3,903
Exelon Corp. 4.70% 2050	200	256
FirstEnergy Corp. 3.35% 2022[1]	5,389	5,450
FirstEnergy Corp. 2.05% 2025	275	279
FirstEnergy Corp. 1.60% 2026	4,825	4,782
FirstEnergy Corp. 4.40% 2027[1]	21,708	24,386
FirstEnergy Corp. 3.50% 2028[2]	1,000	1,087
FirstEnergy Corp. 4.10% 2028[2]	3,000	3,405
FirstEnergy Corp. 2.25% 2030	8,830	8,754
FirstEnergy Corp. 2.65% 2030	14,891	15,189
FirstEnergy Corp. 7.375% 2031	3,389	4,742
FirstEnergy Transmission LLC 2.866% 2028[2]	15,625	16,539
Gulf Power Co. 3.30% 2027	1,000	1,100
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,208
Jersey Central Power & Light Co. 2.75% 2032[2]	925	963
Metropolitan Edison Co. 4.30% 2029[2]	200	226
MidAmerican Energy Holdings Co. 2.70% 2052	5,918	5,824
Mississippi Power Co. 4.25% 2042	600	724
NextEra Energy Capital Holdings, Inc. 1.90% 2028	6,575	6,672
NextEra Energy Capital Holdings, Inc. 2.75% 2029	642	678
American Funds Corporate Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 2.60% 2051	$2,077	$2,024
NSTAR Electric Co. 1.95% 2031	1,240	1,241
Pacific Gas and Electric Co. 2.95% 2026	5,457	5,542
Pacific Gas and Electric Co. 3.15% 2026	7,919	8,079
Pacific Gas and Electric Co. 3.30% 2027	8,483	8,718
Pacific Gas and Electric Co. 3.30% 2027	1,312	1,353
Pacific Gas and Electric Co. 3.00% 2028	12,373	12,368
Pacific Gas and Electric Co. 3.75% 2028	10,366	10,845
Pacific Gas and Electric Co. 4.65% 2028	1,442	1,564
Pacific Gas and Electric Co. 4.55% 2030	23,461	24,987
Pacific Gas and Electric Co. 2.50% 2031	7,587	7,154
Pacific Gas and Electric Co. 3.25% 2031	2,650	2,602
Pacific Gas and Electric Co. 3.30% 2040	250	231
Pacific Gas and Electric Co. 3.75% 2042	500	451
Pacific Gas and Electric Co. 3.95% 2047	923	877
Pacific Gas and Electric Co. 3.50% 2050	134	121
PacifiCorp., First Mortgage Bonds, 3.50% 2029	1,000	1,123
Peco Energy Co. 2.80% 2050	1,800	1,820
Progress Energy, Inc. 7.00% 2031	3,480	4,856
PSEG Power LLC 8.625% 2031	2,775	4,386
Public Service Electric and Gas Co. 0.95% 2026	8,900	8,902
Public Service Electric and Gas Co. 3.65% 2028	1,000	1,139
Public Service Electric and Gas Co. 1.90% 2031	850	850
Public Service Electric and Gas Co. 2.05% 2050	1,350	1,200
Public Service Enterprise Group, Inc. 1.60% 2030	3,408	3,264
San Diego Gas & Electric Co. 1.70% 2030	800	779
San Diego Gas & Electric Co. 2.95% 2051	12,000	12,056
Southern California Edison Co. 3.70% 2025	5,244	5,740
Southern California Edison Co. 3.65% 2028	150	165
Southern California Edison Co. 2.85% 2029	1,000	1,051
Southern California Edison Co. 2.25% 2030	3,460	3,465
Southern California Edison Co. 3.65% 2050	5,187	5,297
Southern California Edison Co. 2.95% 2051	3,653	3,338
Southern California Edison Co. 3.65% 2051	189	194
Southern California Edison Co., Series C, 3.60% 2045	1,180	1,195
Union Electric Co. 2.15% 2032	3,950	3,995
Virginia Electric and Power Co. 3.15% 2026	1,150	1,249
Virginia Electric and Power Co. 2.45% 2050	2,700	2,519
Xcel Energy, Inc. 3.35% 2026	5,712	6,238
Xcel Energy, Inc. 2.60% 2029	1,300	1,365
Xcel Energy, Inc. 3.50% 2049	650	713
		366,703
Energy 11.32%
BP Capital Markets America, Inc. 1.749% 2030	4,389	4,325
BP Capital Markets PLC 3.41% 2026	1,750	1,914
Canadian Natural Resources, Ltd. 2.95% 2023	997	1,029
Canadian Natural Resources, Ltd. 2.05% 2025	997	1,026
Canadian Natural Resources, Ltd. 3.85% 2027	5,095	5,619
Canadian Natural Resources, Ltd. 2.95% 2030	1,244	1,300
Canadian Natural Resources, Ltd. 4.95% 2047	41	51
Cheniere Energy, Inc. 3.70% 2029	8,148	8,946
Chevron Corp. 2.954% 2026	760	824
Chevron Corp. 1.995% 2027	2,925	3,036
American Funds Corporate Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.236% 2030	$15,239	$15,785
Chevron USA, Inc. 1.018% 2027	7,000	6,891
ConocoPhillips 4.30% 2028[2]	1,037	1,203
Diamondback Energy, Inc. 4.40% 2051	2,433	2,795
Enbridge Energy Partners LP 7.375% 2045	3,751	6,022
Enbridge, Inc. 3.40% 2051	1,990	2,062
Energy Transfer Operating LP 2.90% 2025	1,501	1,576
Energy Transfer Operating LP 3.75% 2030	2,041	2,218
Energy Transfer Operating LP 5.00% 2050	14,377	16,875
Energy Transfer Partners LP 4.20% 2027	1,623	1,806
Energy Transfer Partners LP 6.125% 2045	725	934
Energy Transfer Partners LP 5.30% 2047	515	610
Energy Transfer Partners LP 6.00% 2048	3,063	3,921
Energy Transfer Partners LP 6.25% 2049	955	1,267
Enterprise Products Operating LLC 2.80% 2030	848	901
Enterprise Products Operating LLC 3.20% 2052	3,412	3,432
Exxon Mobil Corp. 2.019% 2024	3,660	3,819
Exxon Mobil Corp. 2.44% 2029	1,103	1,160
Exxon Mobil Corp. 2.61% 2030	930	985
Exxon Mobil Corp. 2.995% 2039	120	126
Exxon Mobil Corp. 3.452% 2051	155	172
Gray Oak Pipeline, LLC 3.45% 2027[2]	1,945	2,066
Kinder Morgan Energy Partners LP 3.50% 2023	1,570	1,650
Kinder Morgan, Inc. 3.15% 2023	610	632
Kinder Morgan, Inc. 2.00% 2031	3,000	2,929
Kinder Morgan, Inc. 5.20% 2048	651	822
Kinder Morgan, Inc. 3.25% 2050	1,500	1,471
Kinder Morgan, Inc. 3.60% 2051	1,512	1,567
MPLX LP 3.50% 2022	650	672
MPLX LP 1.75% 2026	4,497	4,556
MPLX LP 4.80% 2029	690	808
MPLX LP 2.65% 2030	7,097	7,211
MPLX LP 5.50% 2049	4,033	5,217
ONEOK, Inc. 2.20% 2025	1,907	1,962
ONEOK, Inc. 5.85% 2026	5,015	5,893
ONEOK, Inc. 4.00% 2027	259	288
ONEOK, Inc. 4.55% 2028	85	97
ONEOK, Inc. 3.40% 2029	1,440	1,548
ONEOK, Inc. 4.35% 2029	151	172
ONEOK, Inc. 3.10% 2030	2,779	2,924
ONEOK, Inc. 6.35% 2031	3,785	4,880
ONEOK, Inc. 4.95% 2047	608	717
ONEOK, Inc. 5.20% 2048	3,135	3,857
ONEOK, Inc. 4.45% 2049	1,442	1,630
ONEOK, Inc. 4.50% 2050	551	615
ONEOK, Inc. 7.15% 2051	1,095	1,614
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.775% 2022[3]	1,600	1,615
Petróleos Mexicanos 4.875% 2022	1,610	1,629
Petróleos Mexicanos 3.50% 2023	2,160	2,198
Petróleos Mexicanos 4.625% 2023	870	906
Petróleos Mexicanos 6.875% 2025[2]	1,541	1,686
Petróleos Mexicanos 6.50% 2027	1,670	1,768
Petróleos Mexicanos 5.35% 2028	430	429
Petróleos Mexicanos 6.50% 2029	400	416
American Funds Corporate Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.84% 2030	$7,504	$7,822
Petróleos Mexicanos 6.75% 2047	161	142
Petróleos Mexicanos 6.35% 2048	232	197
Pioneer Natural Resources Company 1.125% 2026	286	284
Pioneer Natural Resources Company 1.90% 2030	1,106	1,068
Pioneer Natural Resources Company 2.15% 2031	549	538
Plains All American Pipeline LP 3.80% 2030	1,417	1,528
Qatar Petroleum 2.25% 2031[2]	2,270	2,292
Qatar Petroleum 3.125% 2041[2]	3,170	3,270
Qatar Petroleum 3.30% 2051[2]	1,530	1,584
SA Global Sukuk, Ltd. 1.602% 2026[2]	6,025	6,043
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,255	1,286
Sabine Pass Liquefaction, LLC 4.50% 2030	6,877	7,973
Shell International Finance BV 3.875% 2028	510	586
Shell International Finance BV 2.375% 2029	1,800	1,883
Shell International Finance BV 2.75% 2030	6,060	6,486
Shell International Finance BV 3.125% 2049	280	296
Shell International Finance BV 3.25% 2050	620	672
Suncor Energy, Inc. 3.75% 2051	1,493	1,632
Sunoco Logistics Operating Partners LP 4.00% 2027	790	879
Sunoco Logistics Operating Partners LP 5.40% 2047	451	548
Total Capital International 3.455% 2029	1,970	2,205
Total Capital International 3.127% 2050	1,026	1,063
Total SE 2.986% 2041	560	581
TransCanada PipeLines, Ltd. 4.10% 2030	7,332	8,404
TransCanada PipeLines, Ltd. 5.10% 2049	750	995
Williams Companies, Inc. 3.50% 2030	6,266	6,886
Williams Companies, Inc. 2.60% 2031	4,192	4,280
Williams Partners LP 4.50% 2023	2,000	2,152
Williams Partners LP 3.90% 2025	165	179
Williams Partners LP 6.30% 2040	248	341
Williams Partners LP 5.10% 2045	165	206
		243,376
Health care 8.34%
Abbott Laboratories 3.40% 2023	1,514	1,611
Abbott Laboratories 3.75% 2026	29	33
AbbVie, Inc. 2.95% 2026	362	390
AbbVie, Inc. 3.20% 2029	825	902
AbbVie, Inc. 4.25% 2049	780	948
AmerisourceBergen Corp. 2.70% 2031	7,302	7,587
AstraZeneca Finance LLC 1.75% 2028	1,891	1,921
AstraZeneca Finance LLC 2.25% 2031	1,288	1,331
AstraZeneca PLC 2.375% 2022	1,000	1,015
AstraZeneca PLC 3.375% 2025	1,740	1,908
AstraZeneca PLC 0.70% 2026	5,265	5,177
AstraZeneca PLC 4.00% 2029	1,102	1,273
AstraZeneca PLC 1.375% 2030	2,000	1,926
AstraZeneca PLC 3.00% 2051	1,972	2,100
Bayer US Finance II LLC 4.25% 2025[2]	450	501
Bayer US Finance II LLC 4.375% 2028[2]	750	862
Bayer US Finance II LLC 4.875% 2048[2]	800	1,015
Becton, Dickinson and Company 3.363% 2024	522	558
Becton, Dickinson and Company 3.70% 2027	4,912	5,482
American Funds Corporate Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.794% 2050	$181	$206
Boston Scientific Corp. 3.375% 2022	332	339
Boston Scientific Corp. 3.45% 2024	285	304
Boston Scientific Corp. 3.75% 2026	1,088	1,206
Boston Scientific Corp. 2.65% 2030	4,229	4,407
Boston Scientific Corp. 4.70% 2049	409	532
Bristol-Myers Squibb Company 1.45% 2030	2,590	2,523
Centene Corp. 2.45% 2028	6,355	6,457
Centene Corp. 4.625% 2029	2,470	2,712
Centene Corp. 3.00% 2030	4,185	4,343
Centene Corp. 3.375% 2030	1,963	2,054
Centene Corp. 2.50% 2031	5,015	5,008
Centene Corp. 2.625% 2031	1,530	1,553
Cigna Corp. 3.75% 2023	137	145
Cigna Corp. 4.375% 2028	1,126	1,315
Cigna Corp. 2.40% 2030	1,884	1,943
Cigna Corp. 2.375% 2031	14,765	15,171
CVS Health Corp. 1.30% 2027	5,000	4,960
CVS Health Corp. 4.30% 2028	414	477
CVS Health Corp. 3.25% 2029	1,705	1,862
CVS Health Corp. 1.75% 2030	2,500	2,436
CVS Health Corp. 1.875% 2031	3,295	3,230
CVS Health Corp. 5.05% 2048	65	86
Eli Lilly and Company 2.35% 2022	2,000	2,031
Eli Lilly and Company 3.375% 2029	2,990	3,370
GlaxoSmithKline PLC 2.875% 2022	1,150	1,171
GlaxoSmithKline PLC 3.00% 2024	1,115	1,186
GlaxoSmithKline PLC 3.625% 2025	1,000	1,099
GlaxoSmithKline PLC 3.875% 2028	1,313	1,511
GlaxoSmithKline PLC 3.375% 2029	1,145	1,281
HCA, Inc. 4.125% 2029	1,000	1,132
Johnson & Johnson 1.30% 2030	1,977	1,942
Johnson & Johnson 2.10% 2040	1,690	1,635
Kaiser Foundation Hospitals 2.81% 2041	660	682
Laboratory Corporation of America Holdings 2.70% 2031	949	985
Medtronic, Inc. 3.50% 2025	59	64
Merck & Co., Inc. 2.90% 2024	1,000	1,057
Merck & Co., Inc. 1.45% 2030	3,010	2,960
Novartis Capital Corp. 1.75% 2025	3,314	3,425
Novartis Capital Corp. 2.00% 2027	1,885	1,964
Novartis Capital Corp. 2.20% 2030	6,858	7,141
Partners HealthCare System, Inc. 3.192% 2049	1,000	1,079
Pfizer, Inc. 3.20% 2023	1,750	1,849
Pfizer, Inc. 2.95% 2024	2,000	2,127
Pfizer, Inc. 1.70% 2030	5,270	5,282
Shire PLC 3.20% 2026	2,824	3,067
STERIS Irish FinCo Unlimited Co. 3.75% 2051	940	1,033
Summa Health 3.511% 2051	665	719
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	4,263	4,606
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	5,298
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	588
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,438
Thermo Fisher Scientific, Inc. 4.497% 2030	313	374
Thermo Fisher Scientific, Inc. 2.00% 2031	1,709	1,708
American Funds Corporate Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific, Inc. 2.80% 2041	$1,421	$1,454
UnitedHealth Group, Inc. 2.375% 2024	535	564
UnitedHealth Group, Inc. 3.75% 2025	380	422
UnitedHealth Group, Inc. 2.875% 2029	1,108	1,204
UnitedHealth Group, Inc. 2.00% 2030	2,000	2,032
UnitedHealth Group, Inc. 2.30% 2031	1,718	1,780
UnitedHealth Group, Inc. 3.05% 2041	2,000	2,124
UnitedHealth Group, Inc. 4.45% 2048	1,205	1,570
UnitedHealth Group, Inc. 2.90% 2050	1,000	1,036
UnitedHealth Group, Inc. 3.25% 2051	2,858	3,135
Zimmer Holdings, Inc. 3.15% 2022	380	385
		179,319
Information technology 6.68%
Adobe, Inc. 2.30% 2030	3,454	3,607
Apple, Inc. 0.55% 2025	1,550	1,537
Apple, Inc. 1.125% 2025	2,004	2,028
Apple, Inc. 1.25% 2030	3,895	3,757
Apple, Inc. 2.375% 2041	1,310	1,287
Apple, Inc. 2.40% 2050	600	571
Apple, Inc. 2.65% 2051	5,535	5,487
Apple, Inc. 2.70% 2051	725	723
Apple, Inc. 2.80% 2061	965	966
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,090	1,204
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	767	835
Broadcom, Inc. 4.75% 2029	5,255	6,109
Broadcom, Inc. 4.15% 2030	2,000	2,252
Broadcom, Inc. 5.00% 2030	5,540	6,568
Broadcom, Inc. 3.419% 2033[2]	812	863
Broadcom, Inc. 3.469% 2034[2]	4,193	4,444
Broadcom, Inc. 3.50% 2041[2]	5,505	5,681
Broadcom, Inc. 3.75% 2051[2]	1,811	1,889
Fidelity National Information Services, Inc. 1.15% 2026	875	871
Fidelity National Information Services, Inc. 1.65% 2028	3,028	3,030
Fidelity National Information Services, Inc. 2.25% 2031	5,450	5,504
Fidelity National Information Services, Inc. 3.10% 2041	273	285
Fiserv, Inc. 3.50% 2029	2,610	2,870
Fiserv, Inc. 2.65% 2030	3,675	3,820
Fiserv, Inc. 4.40% 2049	1,825	2,238
Fortinet, Inc. 2.20% 2031	1,523	1,537
Global Payments, Inc. 1.20% 2026	2,187	2,174
Global Payments, Inc. 2.90% 2030	3,844	4,043
Intuit, Inc. 1.35% 2027	535	541
Intuit, Inc. 1.65% 2030	645	642
Microsoft Corp. 2.525% 2050	1,370	1,369
Oracle Corp. 2.50% 2025	2,275	2,387
Oracle Corp. 2.30% 2028	2,108	2,179
Oracle Corp. 2.875% 2031	14,620	15,411
Oracle Corp. 3.60% 2050	3,020	3,156
Oracle Corp. 3.95% 2051	1,841	2,037
PayPal Holdings, Inc. 2.40% 2024	850	896
PayPal Holdings, Inc. 2.65% 2026	554	596
PayPal Holdings, Inc. 2.85% 2029	2,973	3,208
PayPal Holdings, Inc. 2.30% 2030	1,976	2,056
American Funds Corporate Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
PayPal Holdings, Inc. 3.25% 2050	$1,273	$1,407
salesforce.com, inc. 1.95% 2031	3,650	3,704
salesforce.com, inc. 2.70% 2041	1,275	1,302
salesforce.com, inc. 2.90% 2051	3,275	3,371
salesforce.com, inc. 3.05% 2061	1,200	1,252
ServiceNow, Inc. 1.40% 2030	19,148	18,189
VeriSign, Inc. 2.70% 2031	1,609	1,657
Visa, Inc. 1.10% 2031	2,200	2,093
		143,633
Communication services 6.53%
Alphabet, Inc. 1.10% 2030	1,260	1,197
AT&T, Inc. 2.30% 2027	1,400	1,461
AT&T, Inc. 1.65% 2028	3,500	3,500
AT&T, Inc. 2.75% 2031	10,038	10,527
AT&T, Inc. 2.25% 2032	5,986	5,953
AT&T, Inc. 2.55% 2033[2]	11,347	11,414
AT&T, Inc. 3.30% 2052	5,608	5,593
AT&T, Inc. 3.50% 2053[2]	8,505	8,754
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,629
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,185
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	4,939	5,065
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,755
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	737
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	492
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,640	3,674
Comcast Corp. 3.10% 2025	1,100	1,183
Comcast Corp. 3.95% 2025	1,500	1,675
Comcast Corp. 4.15% 2028	1,000	1,161
Comcast Corp. 2.65% 2030	1,080	1,137
Comcast Corp. 1.50% 2031	4,800	4,605
Comcast Corp. 1.95% 2031	2,044	2,029
Comcast Corp. 4.00% 2047	200	237
Comcast Corp. 4.00% 2048	290	342
Comcast Corp. 2.80% 2051	3,800	3,696
Comcast Corp. 2.45% 2052	2,000	1,845
T-Mobile US, Inc. 1.50% 2026	1,200	1,209
T-Mobile US, Inc. 3.75% 2027	1,200	1,330
T-Mobile US, Inc. 2.05% 2028	2,450	2,498
T-Mobile US, Inc. 2.55% 2031	3,430	3,501
T-Mobile US, Inc. 3.00% 2041	423	421
T-Mobile US, Inc. 3.30% 2051	3,869	3,886
T-Mobile US, Inc. 3.40% 2052[2]	1,000	1,016
Verizon Communications, Inc. 0.85% 2025	1,400	1,390
Verizon Communications, Inc. 1.45% 2026	500	507
Verizon Communications, Inc. 3.00% 2027	1,975	2,138
Verizon Communications, Inc. 2.10% 2028	900	924
Verizon Communications, Inc. 4.329% 2028	930	1,087
Verizon Communications, Inc. 3.875% 2029	175	200
Verizon Communications, Inc. 4.016% 2029	220	253
Verizon Communications, Inc. 1.68% 2030	1,050	1,015
Verizon Communications, Inc. 1.75% 2031	7,675	7,440
Verizon Communications, Inc. 2.55% 2031	925	956
Verizon Communications, Inc. 2.65% 2040	5,000	4,855
American Funds Corporate Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.40% 2041	$9,189	$9,862
Verizon Communications, Inc. 3.85% 2042	206	236
Verizon Communications, Inc. 2.875% 2050	4,338	4,183
Verizon Communications, Inc. 3.55% 2051	2,375	2,585
Vodafone Group PLC 4.25% 2050	1,500	1,770
Walt Disney Company 2.65% 2031	5,511	5,857
Walt Disney Company 3.60% 2051	332	384
		140,349
Consumer staples 6.49%
7-Eleven, Inc. 0.95% 2026[2]	3,894	3,843
7-Eleven, Inc. 1.30% 2028[2]	4,060	3,947
7-Eleven, Inc. 1.80% 2031[2]	17,339	16,783
7-Eleven, Inc. 2.80% 2051[2]	95	90
Altria Group, Inc. 2.35% 2025	140	146
Altria Group, Inc. 4.40% 2026	97	110
Altria Group, Inc. 4.80% 2029	1,023	1,191
Altria Group, Inc. 3.40% 2030	984	1,056
Altria Group, Inc. 2.45% 2032	2,000	1,956
Altria Group, Inc. 5.80% 2039	110	138
Altria Group, Inc. 5.375% 2044	314	378
Altria Group, Inc. 5.95% 2049	2,433	3,165
Altria Group, Inc. 4.45% 2050	102	111
Altria Group, Inc. 3.70% 2051	5,865	5,707
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	5,095	6,512
Anheuser-Busch InBev NV 4.00% 2028	200	228
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,822
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,470
Anheuser-Busch InBev NV 4.90% 2031	250	308
Anheuser-Busch InBev NV 5.55% 2049	889	1,238
Anheuser-Busch InBev NV 4.50% 2050	1,487	1,852
British American Tobacco International Finance PLC 1.668% 2026	986	992
British American Tobacco PLC 2.789% 2024	900	946
British American Tobacco PLC 3.215% 2026	705	753
British American Tobacco PLC 3.557% 2027	5,146	5,572
British American Tobacco PLC 4.70% 2027	180	205
British American Tobacco PLC 2.259% 2028	7,488	7,529
British American Tobacco PLC 4.906% 2030	4,186	4,859
British American Tobacco PLC 2.726% 2031	5,140	5,127
British American Tobacco PLC 4.54% 2047	2,567	2,756
British American Tobacco PLC 4.758% 2049	2,141	2,359
Coca-Cola Company 1.00% 2028	645	630
Coca-Cola Company 1.375% 2031	530	511
Coca-Cola Company 2.50% 2051	253	246
Conagra Brands, Inc. 4.30% 2024	2,900	3,160
Conagra Brands, Inc. 4.60% 2025	1,615	1,825
Conagra Brands, Inc. 1.375% 2027	2,710	2,660
Conagra Brands, Inc. 5.30% 2038	31	40
Conagra Brands, Inc. 5.40% 2048	617	842
Constellation Brands, Inc. 4.25% 2023	457	484
Constellation Brands, Inc. 3.60% 2028	200	222
Constellation Brands, Inc. 2.875% 2030	2,873	3,027
Constellation Brands, Inc. 2.25% 2031	3,745	3,752
Constellation Brands, Inc. 4.10% 2048	200	231
American Funds Corporate Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper, Inc. 4.057% 2023	$320	$339
Keurig Dr Pepper, Inc. 4.417% 2025	2,592	2,901
Keurig Dr Pepper, Inc. 4.597% 2028	591	694
Keurig Dr Pepper, Inc. 3.20% 2030	1,090	1,189
Keurig Dr Pepper, Inc. 5.085% 2048	450	604
Keurig Dr Pepper, Inc. 3.80% 2050	1,569	1,789
Kimberly-Clark Corp. 1.05% 2027	380	377
Kimberly-Clark Corp. 3.10% 2030	528	588
Molson Coors Brewing Co. 4.20% 2046	1,050	1,188
Nestlé Holdings, Inc. 0.625% 2026[2]	2,360	2,331
Nestlé Holdings, Inc. 1.00% 2027[2]	1,838	1,804
PepsiCo, Inc. 1.625% 2030	902	900
PepsiCo, Inc. 1.40% 2031	4,922	4,828
PepsiCo, Inc. 3.625% 2050	1,130	1,346
Philip Morris International, Inc. 2.875% 2024	972	1,029
Philip Morris International, Inc. 1.50% 2025	228	233
Philip Morris International, Inc. 0.875% 2026	1,035	1,023
Philip Morris International, Inc. 3.375% 2029	1,395	1,544
Philip Morris International, Inc. 1.75% 2030	4,312	4,213
Philip Morris International, Inc. 2.10% 2030	2,186	2,208
Philip Morris International, Inc. 4.125% 2043	512	584
Philip Morris International, Inc. 4.25% 2044	431	506
Procter & Gamble Company 0.55% 2025	1,723	1,711
Procter & Gamble Company 1.00% 2026	617	621
Procter & Gamble Company 1.20% 2030	1,000	965
Procter & Gamble Company 3.00% 2030	152	169
Reynolds American, Inc. 4.45% 2025	225	249
Reynolds American, Inc. 5.85% 2045	225	279
Wal-Mart Stores, Inc. 3.70% 2028	333	381
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,067
		139,439
Industrials 6.01%
Boeing Company 4.875% 2025	1,566	1,751
Boeing Company 2.196% 2026	6,750	6,778
Boeing Company 2.75% 2026	8,893	9,299
Boeing Company 5.04% 2027	2,069	2,387
Boeing Company 3.25% 2028	13,627	14,626
Boeing Company 5.15% 2030	8,170	9,675
Boeing Company 3.625% 2031	470	510
Boeing Company 5.805% 2050	2,091	2,845
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,036
Burlington Northern Santa Fe LLC 3.30% 2051	3,910	4,292
Burlington Northern Santa Fe LLC 3.05% 2051	3,290	3,471
Canadian National Railway Company 3.20% 2046	190	202
Carrier Global Corp. 2.242% 2025	2,742	2,858
Carrier Global Corp. 2.493% 2027	225	237
Carrier Global Corp. 2.722% 2030	488	512
Carrier Global Corp. 3.377% 2040	119	127
Carrier Global Corp. 3.577% 2050	103	112
CSX Corp. 3.80% 2028	1,559	1,761
CSX Corp. 4.25% 2029	1,000	1,164
CSX Corp. 2.40% 2030	425	440
CSX Corp. 3.35% 2049	1,015	1,096
American Funds Corporate Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CSX Corp. 2.50% 2051	$3,775	$3,492
General Dynamics Corp. 1.15% 2026	1,140	1,153
General Dynamics Corp. 3.625% 2030	1,690	1,926
General Dynamics Corp. 2.25% 2031	688	714
General Electric Capital Corp. 3.373% 2025	2,025	2,215
General Electric Capital Corp. 4.418% 2035	500	608
General Electric Co. 3.45% 2027	8,118	8,961
General Electric Co. 3.625% 2030	875	985
Honeywell International, Inc. 2.30% 2024	80	84
Honeywell International, Inc. 1.35% 2025	124	127
Honeywell International, Inc. 2.70% 2029	1,522	1,633
Honeywell International, Inc. 1.95% 2030	2,250	2,298
Honeywell International, Inc. 2.80% 2050	150	158
L3Harris Technologies, Inc. 1.80% 2031	925	904
Masco Corp. 1.50% 2028	1,897	1,872
Masco Corp. 2.00% 2031	3,456	3,422
Masco Corp. 3.125% 2051	207	209
Norfolk Southern Corp. 3.05% 2050	1,554	1,591
Northrop Grumman Corp. 3.25% 2028	1,210	1,323
Northrop Grumman Corp. 5.25% 2050	229	326
Otis Worldwide Corp. 2.056% 2025	2,000	2,073
Otis Worldwide Corp. 2.293% 2027	1,750	1,835
Otis Worldwide Corp. 3.362% 2050	1,250	1,362
Raytheon Technologies Corp. 2.25% 2030	250	256
Raytheon Technologies Corp. 1.90% 2031	3,150	3,115
Raytheon Technologies Corp. 2.82% 2051	750	739
Roper Technologies, Inc. 1.00% 2025	1,000	998
Roper Technologies, Inc. 1.40% 2027	750	748
Roper Technologies, Inc. 1.75% 2031	1,500	1,454
Siemens AG 2.90% 2022[2]	450	459
Siemens AG 1.20% 2026[2]	4,240	4,258
Triton Container International, Ltd. 1.15% 2024[2]	422	423
Union Pacific Corp. 3.15% 2024	750	798
Union Pacific Corp. 2.15% 2027	1,000	1,044
Union Pacific Corp. 2.40% 2030	470	488
Union Pacific Corp. 2.375% 2031	1,190	1,231
Union Pacific Corp. 2.891% 2036[2]	1,332	1,401
Union Pacific Corp. 4.30% 2049	510	629
Union Pacific Corp. 3.25% 2050	1,851	1,974
Union Pacific Corp. 3.95% 2059	805	959
United Technologies Corp. 3.65% 2023	23	24
United Technologies Corp. 3.95% 2025	1,535	1,703
United Technologies Corp. 4.125% 2028	1,475	1,698
United Technologies Corp. 4.50% 2042	250	313
		129,162
Consumer discretionary 4.96%
Amazon.com, Inc. 3.80% 2024	667	732
Amazon.com, Inc. 1.20% 2027	1,191	1,197
Amazon.com, Inc. 1.65% 2028	2,060	2,099
Amazon.com, Inc. 1.50% 2030	5,811	5,717
Amazon.com, Inc. 2.10% 2031	4,927	5,056
Amazon.com, Inc. 2.875% 2041	2,034	2,135
Amazon.com, Inc. 2.50% 2050	1,000	962
American Funds Corporate Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 3.10% 2051	$2,000	$2,157
Amazon.com, Inc. 2.70% 2060	1,745	1,701
American Honda Finance Corp. 0.55% 2024	4,210	4,201
American Honda Finance Corp. 1.00% 2025	500	501
American Honda Finance Corp. 1.20% 2025	4,832	4,879
American Honda Finance Corp. 1.80% 2031	1,610	1,605
Bayerische Motoren Werke AG 3.80% 2023[2]	1,059	1,115
Bayerische Motoren Werke AG 3.90% 2025[2]	257	283
Bayerische Motoren Werke AG 1.95% 2031[2]	1,500	1,495
Bayerische Motoren Werke AG 2.55% 2031[2]	2,186	2,290
DaimlerChrysler North America Holding Corp. 0.75% 2024[2]	1,000	1,003
DaimlerChrysler North America Holding Corp. 1.45% 2026[2]	5,075	5,128
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	3,425	3,543
General Motors Company 5.40% 2023	737	806
General Motors Company 6.125% 2025	823	971
General Motors Company 6.60% 2036	45	62
General Motors Company 6.75% 2046	305	442
General Motors Financial Co. 5.20% 2023	738	788
General Motors Financial Co. 1.05% 2024	150	151
General Motors Financial Co. 3.50% 2024	1,690	1,810
General Motors Financial Co. 2.75% 2025	4,295	4,513
General Motors Financial Co. 2.90% 2025	250	264
General Motors Financial Co. 2.40% 2028	1,450	1,479
Home Depot, Inc. 3.90% 2028	119	138
Home Depot, Inc. 2.95% 2029	2,828	3,099
Home Depot, Inc. 1.375% 2031	5,541	5,354
Home Depot, Inc. 3.125% 2049	91	98
Home Depot, Inc. 3.35% 2050	1,570	1,751
Home Depot, Inc. 2.375% 2051	2,795	2,621
Hyundai Capital America 1.80% 2025[2]	774	784
Hyundai Capital America 2.375% 2027[2]	210	215
Hyundai Capital America 2.00% 2028[2]	3,200	3,188
Lowe’s Companies, Inc. 1.30% 2028	171	168
Lowe’s Companies, Inc. 1.70% 2030	1,817	1,767
Lowe’s Companies, Inc. 4.05% 2047	37	43
Lowe’s Companies, Inc. 3.00% 2050	615	620
Lowe’s Companies, Inc. 5.125% 2050	81	111
Marriott International, Inc. 2.85% 2031	2,260	2,308
McDonald’s Corp. 2.125% 2030	385	392
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,473
Toyota Motor Credit Corp. 0.50% 2023	750	753
Toyota Motor Credit Corp. 0.45% 2024	500	500
Toyota Motor Credit Corp. 0.80% 2025	4,990	4,965
Toyota Motor Credit Corp. 3.00% 2025	189	203
Toyota Motor Credit Corp. 0.80% 2026	640	633
Toyota Motor Credit Corp. 1.15% 2027	1,500	1,492
Toyota Motor Credit Corp. 3.20% 2027	840	925
Toyota Motor Credit Corp. 1.90% 2028	2,440	2,504
Toyota Motor Credit Corp. 3.05% 2028	384	422
Toyota Motor Credit Corp. 3.375% 2030	1,804	2,031
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	475	478
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	450	458
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,334	1,409
American Funds Corporate Bond Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	$4,960	$4,965
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,620	1,618
		106,571
Real estate 3.23%
Alexandria Real Estate Equities, Inc. 3.80% 2026	100	112
Alexandria Real Estate Equities, Inc. 3.95% 2028	33	38
Alexandria Real Estate Equities, Inc. 2.75% 2029	175	184
Alexandria Real Estate Equities, Inc. 3.375% 2031	207	229
Alexandria Real Estate Equities, Inc. 1.875% 2033	894	859
American Campus Communities, Inc. 3.75% 2023	1,715	1,790
American Campus Communities, Inc. 4.125% 2024	1,443	1,571
American Campus Communities, Inc. 3.30% 2026	1,660	1,790
American Campus Communities, Inc. 3.625% 2027	229	251
American Campus Communities, Inc. 2.85% 2030	86	89
American Campus Communities, Inc. 3.875% 2031	284	319
American Tower Corp. 1.60% 2026	1,574	1,591
American Tower Corp. 2.70% 2031	3,277	3,402
Corporate Office Properties LP 2.25% 2026	714	737
Corporate Office Properties LP 2.00% 2029	362	359
Corporate Office Properties LP 2.75% 2031	620	633
Crown Castle International Corp. 2.50% 2031	7,937	8,060
Equinix, Inc. 2.625% 2024	4,170	4,384
Equinix, Inc. 1.25% 2025	3,123	3,129
Equinix, Inc. 2.90% 2026	1,332	1,427
Equinix, Inc. 1.80% 2027	470	477
Equinix, Inc. 1.55% 2028	3,700	3,662
Equinix, Inc. 2.00% 2028	537	545
Equinix, Inc. 3.20% 2029	3,945	4,248
Equinix, Inc. 2.15% 2030	5,288	5,275
Equinix, Inc. 2.50% 2031	7,086	7,273
Equinix, Inc. 3.00% 2050	1,274	1,241
Equinix, Inc. 3.40% 2052	2,048	2,148
Essex Portfolio LP 3.50% 2025	67	72
Essex Portfolio LP 3.375% 2026	191	208
Gaming and Leisure Properties, Inc. 3.35% 2024	138	146
Gaming and Leisure Properties, Inc. 4.00% 2030	275	297
Invitation Homes Operating Partnership LP 2.00% 2031	1,424	1,389
Public Storage 0.875% 2026	396	393
Public Storage 1.85% 2028	677	693
Public Storage 2.30% 2031	3,031	3,124
Scentre Group 3.50% 2025[2]	48	52
Sun Communities Operating LP 2.70% 2031	6,785	6,915
Westfield Corp., Ltd. 3.50% 2029[2]	307	323
		69,435
Materials 2.43%
Air Products and Chemicals, Inc. 1.85% 2027	60	62
Anglo American Capital PLC 2.25% 2028[2]	1,480	1,501
Anglo American Capital PLC 5.625% 2030[2]	1,610	1,982
Anglo American Capital PLC 2.875% 2031[2]	1,000	1,031
Anglo American Capital PLC 3.95% 2050[2]	1,024	1,149
Dow Chemical Co. 4.55% 2025	14	16
Dow Chemical Co. 3.625% 2026	1,298	1,437
American Funds Corporate Bond Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 4.80% 2028	$500	$601
Dow Chemical Co. 2.10% 2030	4,250	4,282
Dow Chemical Co. 4.625% 2044	600	747
Dow Chemical Co. 5.55% 2048	290	412
Dow Chemical Co. 4.80% 2049	582	757
Dow Chemical Co. 3.60% 2050	2,108	2,318
Ecolab, Inc. 2.125% 2050	1,000	912
Glencore Funding LLC 4.125% 2024[2]	500	538
Glencore Funding LLC 1.625% 2026[2]	600	602
Glencore Funding LLC 2.85% 2031[2]	300	307
Glencore Funding LLC 3.875% 2051[2]	300	324
Huntsman International LLC 2.95% 2031	858	889
International Flavors & Fragrances, Inc. 1.23% 2025[2]	1,000	998
International Flavors & Fragrances, Inc. 1.832% 2027[2]	3,048	3,073
International Flavors & Fragrances, Inc. 2.30% 2030[2]	6,180	6,265
International Flavors & Fragrances, Inc. 3.268% 2040[2]	500	530
International Flavors & Fragrances, Inc. 3.468% 2050[2]	1,550	1,689
LYB International Finance BV 4.875% 2044	100	127
LYB International Finance III, LLC 1.25% 2025	967	968
LYB International Finance III, LLC 2.25% 2030	3,653	3,717
LYB International Finance III, LLC 3.375% 2040	718	761
LYB International Finance III, LLC 4.20% 2049	249	293
LYB International Finance III, LLC 4.20% 2050	250	294
LYB International Finance III, LLC 3.625% 2051	1,680	1,829
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	1,492	1,615
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	340	400
Nutrien, Ltd. 1.90% 2023	111	114
Nutrien, Ltd. 4.20% 2029	250	288
Nutrien, Ltd. 5.00% 2049	300	405
Praxair, Inc. 1.10% 2030	2,682	2,541
Praxair, Inc. 2.00% 2050	866	765
Sherwin-Williams Company 2.75% 2022	22	22
Sherwin-Williams Company 3.125% 2024	700	745
Sherwin-Williams Company 3.45% 2027	400	442
Sherwin-Williams Company 2.30% 2030	691	707
Sherwin-Williams Company 3.80% 2049	550	639
Sherwin-Williams Company 3.30% 2050	1,050	1,130
Vale Overseas, Ltd. 3.75% 2030	1,503	1,604
Westlake Chemical Corp. 5.00% 2046	130	166
Westlake Chemical Corp. 4.375% 2047	160	187
		52,181
Total corporate bonds, notes & loans		2,002,876
U.S. Treasury bonds & notes 3.31% U.S. Treasury 3.31%
U.S. Treasury 0.125% 2023	613	611
U.S. Treasury 0.25% 2025	1	1
U.S. Treasury 0.50% 2026	1,820	1,803
U.S. Treasury 0.75% 2026	18,254	18,257
U.S. Treasury 0.75% 2026	17,416	17,391
U.S. Treasury 0.875% 2026	3,583	3,602
U.S. Treasury 1.25% 2028[4]	2,709	2,744
U.S. Treasury 1.25% 2028[4]	2,500	2,530
American Funds Corporate Bond Fund — Page 16 of 21

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2031		$1,741	$1,731
U.S. Treasury 1.75% 2041		1,135	1,115
U.S. Treasury 2.375% 2049[4]		3,034	3,331
U.S. Treasury 2.375% 2051[4]		16,423	18,097
Total U.S. Treasury bonds & notes			71,213
Municipals 0.31% California 0.08%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027		965	976
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		750	749
			1,725
Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		4,680	4,913
Total municipals			6,638
Asset-backed obligations 0.29%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]		4,469	4,557
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]		310	316
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]		416	424
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,5]		908	958
			6,255
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 2.252% 2032		1,710	1,672
United Mexican States 3.75% 2071		685	643
			2,315
Total bonds, notes & other debt instruments (cost: $2,026,277,000)			2,089,297
Short-term securities 1.75% Money market investments 1.61%		Shares
Capital Group Central Cash Fund 0.06%[6,7]		345,799	34,583
Interest bearing bills & notes 0.14%	Coupon rate	Principal amount (000)
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[3]	1.500%	$3,000	3,002
Total short-term securities (cost: $37,585,000)			37,585
Total investment securities 98.95% (cost: $2,063,862,000)			2,126,882
Other assets less liabilities 1.05%			22,670
Net assets 100.00%			$2,149,552
American Funds Corporate Bond Fund — Page 17 of 21

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 8/31/2021[9] (000)	Unrealized appreciation (depreciation) at 8/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	628	December 2021	$125,600	$138,366	$95
5 Year U.S. Treasury Note Futures	Long	286	December 2021	28,600	35,384	74
10 Year U.S. Treasury Note Futures	Short	528	December 2021	(52,800)	(70,463)	(178)
10 Year Ultra U.S. Treasury Note Futures	Short	4,790	December 2021	(479,000)	(708,995)	(267)
20 Year U.S. Treasury Bond Futures	Long	1,945	December 2021	194,500	316,974	(1,321)
30 Year Ultra U.S. Treasury Bond Futures	Long	538	December 2021	53,800	106,137	16
						$(1,581)
Investments in affiliates7

	Value of affiliate at 6/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2021 (000)	Dividend income (000)
Short-term securities 1.61%
Money market investments 1.61%
Capital Group Central Cash Fund 0.06%[6]	$64,118	$162,590	$192,124	$(2)	$1	$34,583	$6
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,649,000, which represented 13.20% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,207,000, which represented .24% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2021.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $607,092,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 19 of 21

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$2,002,876	$—	$2,002,876
U.S. Treasury bonds & notes	—	71,213	—	71,213
Municipals	—	6,638	—	6,638
Asset-backed obligations	—	6,255	—	6,255
Bonds & notes of governments & government agencies outside the U.S.	—	2,315	—	2,315
Short-term securities	34,583	3,002	—	37,585
Total	$34,583	$2,092,299	$—	$2,126,882
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$185	$—	$—	$185
Liabilities:
Unrealized depreciation on futures contracts	(1,766)	—	—	(1,766)
Total	$(1,581)	$—	$—	$(1,581)
*	Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Corporate Bond Fund — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-032-1021O-S85307	American Funds Corporate Bond Fund — Page 21 of 21